Commitments and contingencies (Details) - Commitments and Maturity of Commitments - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Delivery installment	$ 294.8	$ 621.0
Back-end fee	0.0	$ 9.0
Less than 1 year	0.0
1-3 years	$ 294.8